Condensed Consolidated Interim Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Ordinary Shares		Additional Paid-in Capital	Accumulated deficit	Receivables on account of shares	Total
Balance at Dec. 31, 2023		[1]	$ 76,058	$ (70,176)		$ 5,882
Balance (in Shares) at Dec. 31, 2023	251,756,047
Share-based compensation		[1]	233			233
Share-based compensation (in Shares)	6,050,080
Issuance of shares and warrants, net		[1]	5,985			5,985
Issuance of shares and warrants, net (in Shares)	24,440,000
Net loss for the period				(4,335)		(4,335)
Balance at Jun. 30, 2024		[1]	82,276	(74,511)		7,765
Balance (in Shares) at Jun. 30, 2024	282,246,127
Balance at Dec. 31, 2024		[1]	82,744	(78,697)		$ 4,047
Balance (in Shares) at Dec. 31, 2024	349,603,759					349,603,759
Share-based compensation		[1]	184			$ 184
Share-based compensation (in Shares)	20,645,500
Issuance of shares and warrants, net		[1]	3,686		$ (122)	3,564
Issuance of shares and warrants, net (in Shares)	527,987,700
Issuance of shares according to the ATMOA			160			160
Issuance of shares according to the ATMOA (in Shares)	17,467,200
Net loss for the period				(3,844)		(3,844)
Balance at Jun. 30, 2025		[1]	$ 86,774	$ (82,541)	$ (122)	$ 4,111
Balance (in Shares) at Jun. 30, 2025	915,704,159					915,704,159

[1]	No par value